LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE

15.          LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the following years:

	Years ended December 31,
	2022	2023	2024

Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(56,582)	$(9,590)	$(2,489)
Adjusted net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net loss per ordinary share —diluted	(56,582)	(9,590)	(2,489)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share — basic	226,248,599	225,940,602	221,126,969
Weighted average number of shares used in calculating net loss per ordinary share — diluted	226,248,599	225,940,602	221,126,969
Net loss per ordinary share — basic	$(0.25)	$(0.04)	$(0.01)
Net loss per ordinary share — diluted	$(0.25)	$(0.04)	$(0.01)

For the year ended December 31, 2022, outstanding options of 4,423,900 and nonvested shares of 46,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2023, outstanding options of 5,734,080 and nonvested shares of 150,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.

For the year ended December 31, 2024, outstanding options of 6,842,494 and nonvested shares of 104,000 were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.